SCHEDULE OF PROCEEDS AND REPAYMENTS AND SHORT-TERM LOANS PAYABLE TO RELATED PARTIES (Details) (Parenthetical) ¥ in Millions							12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2025 CNY (¥)	Apr. 11, 2025 USD ($)	Apr. 11, 2025 CNY (¥)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Oct. 30, 2023 USD ($)	Oct. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Aggregate borrowings amount | $							$ 1,497,472			$ 13,897		$ 564,887
Jingyang HK [Member]
Related Party Transaction [Line Items]
Aggregate borrowings amount							$ 117,076		¥ 0.8
Debt bearing interest rate		8.00%					8.00%
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short term loans		$ 428,994	[1]				$ 428,994	[1]			[1]		$ 400,000	¥ 3.0
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member] | Huizhou Jingyang [Member]
Related Party Transaction [Line Items]
Related party debt amount | ¥									3.0
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short term loans		142,998	[1]				142,998	[1]			[1]		$ 100,000	¥ 1.0
Huizhou Highpower Technology Co., Ltd. [Member] | Huizhou Jingyang [Member]
Related Party Transaction [Line Items]
Related party debt amount | ¥									¥ 1.0
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Short term loans | $	[2]	1,458,374					1,458,374
Aggregate borrowings amount					$ 1,380,396	¥ 9.3	$ 1,380,396
Debt bearing interest rate					8.00%	8.00%
Debt due date					Apr. 10, 2026	Apr. 10, 2026
Ms. Xiaodan Liu [Member] | Jingyang HK [Member]
Related Party Transaction [Line Items]
Aggregate borrowings amount		$ 117,076		¥ 0.8

[1]	On October 30, 2023, Huizhou Jingyang entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate. During the year ended December 31, 2024, the loans have been extended to October 20, 2025 and November 8, 2025, respectively. These loans were recorded under current liabilities of discontinued operations as at December 31, 2024.
[2]	On April 11, 2025, the Company obtained aggregate borrowings of RMB9.3 million ($1,380,396) from Ms. Xiaodan Liu, bearing interest at 8% per annum and due on April 10, 2026.